Debt (Notes)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
DEBT
DEBT

Our total debt was comprised of the following (in millions):

	December 31,
	2015	2014
Revolving Credit Facility	$305	$260
Term Loan Facility	250	—
5.500% Senior Notes due 2019	500	500
5.875% Senior Notes due 2020 (a)	470	470
6.125% Senior Notes due 2021	550	550
6.250% Senior Notes due 2022	800	800
Capital lease obligations	8	8
Total Debt	2,883	2,588
Unamortized issuance costs (b)	(39)	(44)
Current maturities	—	—
Debt, less current maturities	$2,844	$2,544

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(a)	Unamortized premium of $4 million and $5 million associated with these senior notes are included in unamortized issuance costs at December 31, 2015 and 2014, respectively.

(b)	The Company adopted ASU 2015-03 in the first quarter of 2015 and applied changes retrospectively to the prior period presented. See Note 1 for further discussion.

The aggregate maturities of our debt, including the principal payments of our capital lease obligations, for each of the five years following December 31, 2015 are immaterial in 2016, 2017 and 2018, $806 million in 2019, and $720 million in 2020.

Debt Issuance Costs

We defer debt issuance costs related to our credit agreements and senior notes and amortize the costs over the terms of each instrument using the effective interest method. Amortization of deferred issuance costs, which is included in interest and financing costs, was $8 million, $6 million and $2 million in the years ended December 31, 2015, 2014 and 2013, respectively. We reassess the carrying value of debt issuance costs when modifications are made to the related debt instruments.

Revolving Credit Facility and Dropdown Credit Facility

We amended our Revolving Credit Facility on December 2, 2014, in connection with the Rockies Natural Gas Business Acquisition. Our Revolving Credit Facility provided for total loan availability of $900 million as of December 31, 2015, and we are allowed to request that the loan availability be increased up to an aggregate of $1.5 billion, subject to receiving increased commitments from the lenders. Our Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas, and secured by substantially all of our assets. Borrowings are available under the Revolving Credit Facility up to the total loan availability of the facility. We had $305 million borrowings outstanding under the Revolving Credit Facility, resulting in a total unused loan availability of $595 million or 66% of the borrowing capacity as of December 31, 2015. The weighted average interest rate for borrowings under our Revolving Credit Facility was 2.92% at December 31, 2015. The Revolving Credit Facility is scheduled to mature on December 2, 2019.

As of December 31, 2015, our Revolving Credit Facility was subject to the following:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
Revolving Credit Facility (a)	0.43%	2.50%	3.50%	1.50%	0.50%
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(a)
We have the option to elect if the borrowings will bear interest at either, a base rate plus the base rate margin or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. The applicable margin varies based upon a certain leverage ratio, as defined by the Revolving Credit Facility. Letters of credit outstanding under the Revolving Credit Facility incur fees at the Eurodollar margin rate.

On January 29, 2016, we amended our existing secured Revolving Credit Facility. As a result of the amendment, we decreased the aggregate available facility limit from $900 million to $600 million and improved terms relating to pricing and financial covenants. Additionally on January 29, 2016, we syndicated the $1.0 billion secured Dropdown Credit Facility. The primary use of proceeds under this facility will be to fund asset acquisitions. The terms, covenants and restrictions under this facility are substantially the same with our amended secured Revolving Credit Facility.
The secured Revolving Credit Facility and the secured Dropdown Credit Facility ratably share collateral comprised primarily of our property, plant and equipment and both facilities mature on January 29, 2021. In addition, upon an upgrade of our corporate family rating to investment grade, certain covenants and restrictions under each facility will automatically be eliminated or improved.
Covenants. Our secured Revolving Credit Facility and the secured Dropdown Credit Facility, and senior notes contain certain covenants that may, among other things, limit or restrict our ability (as well as those of our subsidiaries) to:

•	incur additional indebtedness and incur liens on assets to secure certain debt;

•	pay and make certain restricted payments;

•	make distributions from its subsidiaries;

•	dispose of assets in excess of an annual threshold amount;

•	in the case of our Revolving Credit Facility, make certain amendments, modifications or supplements to organization documents and material contracts;

•	in the case of the our Revolving Credit Facility, engage in certain business activities;

•	engage in certain mergers or consolidations and transfers of assets; and

•	enter into non-arm’s-length transactions with affiliates.

Term Loan

Unsecured Term Loan Facility. We entered into the Unsecured Term Loan Facility on November 12, 2015. The Unsecured Term Loan Facility allowed us to borrow up to an aggregate of $250 million, which we used to fund a portion of the LA Storage and Handling Assets from Tesoro. The Unsecured Term Loan Facility matures December 3, 2020 and may be repaid at any time, but amounts may not be re-borrowed. There were no payments on the borrowings under the Unsecured Term Loan Facility during the year ended December 31, 2015. The borrowings under our Unsecured Term Loan Facility incurred interest at a rate of 3.10% as of December 31, 2015, based on the following expense and fee schedule:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin
Unsecured Term Loan Facility ($250 million) (b)	0.35%	2.75%	3.50%	1.75%
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(b)
We can elect the interest rate to apply to the Unsecured Term Loan Facility between a base rate plus the base rate margin, or a Eurodollar rate, for the applicable term, plus the Eurodollar margin at the time of borrowing.

The Unsecured Term Loan Facility contains affirmative and negative covenants, representations and warranties and events of default substantially similar to those set forth in the Revolving Credit Facility. There are no maintenance financial covenants associated with the Unsecured Term Loan Facility.

On February 3, 2016, we repaid the full amount of the Unsecured Term Loan Facility, including accrued interest, with proceeds drawn from the Dropdown Credit Facility. All commitments under the Unsecured Term Loan Facility were terminated effective with the repayment.

Senior Notes

5.500% Senior Notes due 2019. In October 2014, we completed a private offering of $1.3 billion aggregate principal amount of senior notes pursuant to a private placement transaction conducted under Rule 144A and Regulation S of the Securities Act of 1933, as amended (the “Senior Notes Offering”). The Senior Notes Offering consisted of $500 million of 5.500% Senior Notes due in 2019 (the “2019 Notes”) and $800 million of 6.250% Senior Notes due in 2022 (the “2022 Notes”). The proceeds from the 2019 Notes were used to repay amounts outstanding under our Revolving Credit Facility related to the West Coast Logistics Assets Acquisition. The remaining net proceeds from the 2019 Notes were used in conjunction with the net proceeds from the 2022 Notes and the October 2014 Equity Offering to fund the Rockies Natural Gas Business Acquisition.

The 2019 Notes have no sinking fund requirements. We may redeem some or all of the 2019 Notes prior to September 15, 2019, at a make-whole price, and at par thereafter, plus accrued and unpaid interest. The 2019 Notes are unsecured and guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas and Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

We agreed to complete a registered exchange offer to exchange the 2019 Notes for debt securities with substantially identical terms within 18 months of the closing date of the Senior Notes Offering.

5.875% Senior Notes due 2020. On December 17, 2013, we completed a private offering of $250 million aggregate principal amount of the 5.875% Senior Notes due 2020 (the “December 2013 Debt Offering”) pursuant to a private placement transaction conducted under Rule 144A and Regulation S of the Securities Act of 1933, as amended. The December 2013 Debt Offering was issued under the Indenture governing the $350 million of our 5.875% Senior Notes due 2020 issued on September 14, 2012 (the “September 2012 Debt Offering”) and has the same terms as the September 2012 Debt Offering. The December 2013 Debt Offering was issued at 102.25% of face value for an effective rate of 5.334%. The proceeds of the December 2013 Debt Offering were used to repay the amounts outstanding under our Revolving Credit Facility, which were used to fund a portion of the Los Angeles Logistics Assets Acquisition, to pay for the fees and expenses related to the December 2013 Debt Offering and for general partnership purposes.

The 2020 Notes have no sinking fund requirements. We may redeem some or all of the 2020 Notes, prior to October 1, 2016, at a make-whole price plus accrued and unpaid interest. On or after October 1, 2016, the 2020 Notes may be redeemed at premiums equal to 2.938% through October 1, 2017; 1.469% from October 1, 2017 through October 1, 2018; and at par thereafter, plus accrued and unpaid interest. The 2020 Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and any subsidiaries acquired with the Rockies Natural Gas Business Acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

In August 2014, we completed a public offering of 2.1 million common units representing limited partner interests, at a price of $67.47 per unit (the “August 2014 Equity Offering”). We used the net proceeds of $142 million from the August 2014 Equity Offering for the redemption of $130 million of the Senior Notes due 2020, and to pay accrued interest and premiums of $4 million and $7 million, respectively. TLGP reimbursed the payment of premiums, which was reflected as a contribution by TLGP as it relates to its ownership of our common units. The $7 million of premiums and $3 million of expenses of unamortized debt issuance costs were included in interest and financing costs, net.

Registration Rights Agreement and Exchange Offer. In July 2014, we completed an offer to exchange $250 million of our unregistered Senior Notes due 2020 from the December 2013 Debt Offering for an equal principal amount of 5.875% Senior Notes due 2020 (the “Exchange Note”) that were registered under the Securities Act of 1933, as amended. The terms of the Exchange Note are identical in all material respects (including principal amount, interest rate, maturity and redemption rights) to the unregistered note for which it was exchanged, except that the Exchange Note generally is not subject to transfer restrictions. The exchange offer fulfills all of the requirements of the Registration Rights Agreement for the unregistered note.

6.125% Senior Notes due 2021. We completed a private offering of $550 million aggregate principal amount of the 6.125% Senior Notes due 2021 in August 2013. The proceeds of this offering were used to repay the amounts outstanding under our Revolving Credit Facility, which were used to fund a significant portion of the Los Angeles Terminal Assets Acquisition, and to pay a portion of the fees and expenses related to the offering of the 2021 Notes.

The 2021 Notes have no sinking fund requirements. We may redeem some or all of the 2021 Notes, prior to October 15, 2016, at a make-whole price plus accrued and unpaid interest, if any. On or after October 15, 2016, the 2021 Notes may be redeemed at premiums equal to 4.594% through October 15, 2017; 3.063% from October 15, 2017 through October 15, 2018; 1.531% from October 15, 2018 through October 15, 2019; and at par thereafter, plus accrued and unpaid interest. We will have the right to redeem up to 35% of the aggregate principal amount at 106.125% of face value with proceeds from certain equity issuances through October 15, 2016. The 2021 Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer and any subsidiaries acquired with the Rockies Natural Gas Business Acquisition, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

6.250% Senior Notes due 2022. In connection with the Senior Notes Offering in October 2014, we issued $800 million of 6.250% Senior Notes due in 2022. The proceeds from the 2022 Notes were used to fund a portion of the Rockies Natural Gas Business acquisition.

The 2022 Senior Notes have no sinking fund requirements. We may redeem some or all of the 2022 Notes prior to October 15, 2018, at a make-whole price, plus any accrued and unpaid interest. On or after October 15, 2018, the 2022 Notes may be redeemed at premiums equal to 3.125% through October 15, 2019; 1.563% from October 15, 2019 through October 15, 2020; and at par thereafter, plus accrued and unpaid interest. We will have the right to redeem up to 35% of the aggregate principal amount at 106.25% of face value with proceeds from certain equity issuances through October 15, 2017. The 2022 Notes are unsecured and guaranteed by all of our consolidated subsidiaries, with the exception of Rendezvous Gas and Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

We agreed to complete a registered exchange offer to exchange the 2022 Notes for debt securities with substantially identical terms within 18 months of the closing date of the Senior Notes Offering.

Capital Lease Obligations

Our capital lease obligations relate to two leases of facilities used for trucking operations in North Dakota with initial terms of 15 years, with five-year renewal options and a right of way with an initial term of 31 years. The total cost of assets under capital leases was $9 million for both December 31, 2015 and 2014 and accumulated amortization was $2 million and $1 million at December 31, 2015 and 2014, respectively. We include the amortization of the cost of assets under capital leases in depreciation and amortization expenses in our combined consolidated statements of operations.

Future minimum annual lease payments, including interest for the capital lease were (in millions):

December 31, 2015
2016	$1
2017	1
2018	1
2019	1
2020	1
Thereafter	7
Total minimum lease payments	12
Less amount representing interest	(4)
Capital lease obligations	$8